OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2016
OTHER PAYABLES AND ACCRUALS [Abstract]
Schedule of Other Payables and Accruals
	As of December 31,
	2015	2016
	RMB	RMB

Payables for purchase of property, plant and equipment	323,124,629	410,326,566
Freight payables	142,678,891	208,186,310
Value-added tax and other tax payables	73,936,622	84,469,920
Accrued warranty cost	88,911,062	64,045,947
Accrued utilities, rentals and interest	52,704,521	36,748,524
Government grants related to assets	39,359,068	21,436,902
Contracted labor fee	37,451,104	25,873,505
Countervailing and anti-dumping duty	30,052,841	15,033,545
Accrued professional service fees	17,283,935	11,378,367
Commission payables	17,106,323	1,125,092
Deposits	7,409,000	-
Insurance premium payables	2,557,415	735,408
Sale-lease back payable (note 23)	-	59,553,667
Public offering issuance cost	2,328,174	2,328,174
Others	63,270,002	78,178,444
Total	898,173,587	1,019,420,371